Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Mar. 31, 2026	Feb. 13, 2026	Dec. 31, 2025	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 144,848,803		$ 162,651,289	$ 156,489,300		$ 88,841,826
Sundry debtors	18,746,850		18,378,494
Investments in associates	3,316,611		2,794,404
Other assets	24,266,006		23,720,662
Suppliers	(375,120,611)		(436,704,206)
Accounts and accrued expenses payable	(94,605,615)		(67,884,889)
Long-term contractual liabilities	(250,498,559)		(193,033,065)
Debt		$ (31,500,000)			$ (160,619,600)
Fair Value
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds			21,765,389
Financial liabilities measured at fair value	(80,197,079)		(78,106,329)
Long-term contractual liabilities	(234,673,673)		(182,718,845)
Debt	(1,343,058,024)		(1,432,095,661)
Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,775,611		14,534,464
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,775,611		14,534,464
Cash and cash equivalents	144,848,803		162,651,289
Customers	139,908,043		111,994,478
Officials and employees	5,519,156		5,342,168
Sundry debtors	18,746,850		18,378,494
Investments in associates	3,316,611		2,794,404
Notes receivable	852,715		893,152
Mexican Government Bonds			21,435,936
Other assets	11,426,612		11,281,010
Financial assets not measured at fair value	324,618,790		334,770,931
Financial liabilities measured at fair value	(80,197,079)		(78,106,329)
Suppliers	(375,120,611)		(436,704,206)
Accounts and accrued expenses payable	(94,605,615)		(67,884,889)
Leases	(41,912,260)		(41,184,280)
Long-term contractual liabilities	(250,498,559)		(193,033,065)
Debt	(1,427,929,811)		(1,531,298,090)
Total	(2,190,066,856)		(2,270,104,530)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(375,120,611)		(436,704,206)
Accounts and accrued expenses payable	(94,605,615)		(67,884,889)
Leases	(41,912,260)		(41,184,280)
Long-term contractual liabilities	(250,498,559)		(193,033,065)
Debt	(1,427,929,811)		(1,531,298,090)
Total	(2,190,066,856)		(2,270,104,530)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(80,197,079)		(78,106,329)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,775,611		14,534,464
Financial liabilities measured at fair value	(80,197,079)		(78,106,329)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(80,197,079)		(78,106,329)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	0		0
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	144,848,803		162,651,289
Customers	139,908,043		111,994,478
Officials and employees	5,519,156		5,342,168
Sundry debtors	18,746,850		18,378,494
Investments in associates	3,316,611		2,794,404
Notes receivable	852,715		893,152
Mexican Government Bonds			21,435,936
Other assets	11,426,612		11,281,010
Financial assets not measured at fair value	324,618,790		334,770,931
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,775,611		14,534,464
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	5,775,611		14,534,464
Level 1 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds			21,765,389
Level 2 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Long-term contractual liabilities	(234,673,673)		(182,718,845)
Debt	(1,343,058,024)		(1,432,095,661)
Level 2 | Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(80,197,079)		(78,106,329)
Level 2 | Derivative financial instruments | Fair Value
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 5,775,611		$ 14,534,464